Subsequent Events (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 21, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events (Details) [Line Items]
Warrants exercised shares (in Shares)		899,056
Warrants exercise price per share (in Dollars per share)		$ 3.32
Total proceeds warrants amount		$ 2,787,138
Warrants, description		Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022.	Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.80 until February 14, 2021.	Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until November 17, 2022. iv) entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 181,547 shares of the Company’s common stock with a value of $698,557 in exchange for 4,327,431 shares of Animoca common stock. On the same date, the Company issued an additional 89,088 shares of the Company’s common stock with a value of $349,225 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Animoca and recognized a loss of $508,050. v) Issued, 1,058,993 common shares pursuant to exercise of 1,056,143 warrants and 3,750 stock options for total proceeds of $4,596,193. During the year ended December 31, 2019, the Company: i) issued, 624,228 units at a price of $2.88 per unit for total proceeds of $1,797,778. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.80 until February 14, 2021. ii) issued, 1,094,844 units pursuant to a private placement at a price of $3.20 per unit for total proceeds of $3,503,500. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until July 26, 2021. iii) issued, 284,092 units at a price of $3.52 per unit for total proceeds of $1,000,000. Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $5.60 until August 9, 2021. v) issued 576,834 common shares at a value of $1,892,012 on acquisition of Versus LLC shares (Note 6). vi) issued 158,115 common shares pursuant to the exercise of share purchase warrants and stock options for total proceeds of $425,417. During the year ended December 31, 2018, the Company: i)issued, 766,231 units at a price of $4.80 per unit for total proceeds of $3,677,900. Each unit consisted of one common share and a one half common stock warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $6.40 until April 12, 2020. A residual value of $78,957 was allocated to the warrants.
Issuance of share units (in Shares)		215,341
Exchange for the forgiveness		$ 1,889,865
Accrued interest		184,441
Notes payable outstanding		$ 477,619
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Warrants exercised shares (in Shares)	1,472,000
Warrants exercise price per share (in Dollars per share)	$ 7.50
Total proceeds warrants amount	$ 11,040,000
Warrants, description	Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share at USD $7.50 per share until January 21, 2023. In connection with the offering, the Company incurred $517,360 in deferred financing costs as of December 31, 2020.